Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	January 2022
Payment Date	2/15/2022
Transaction Month	21
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff

Initial Pool Balance	$914,193,806.49	34,181	54.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$140,000,000.00	0.26711%	May 15, 2021
Class A-2 Notes	$274,500,000.00	1.03%	October 15, 2022
Class A-3 Notes	$314,500,000.00	1.04%	August 15, 2024
Class A-4 Notes	$70,700,000.00	1.35%	July 15, 2025
Class B Notes	$25,270,000.00	2.05%	September 15, 2025
Class C Notes	$16,840,000.00	3.49%	October 15, 2026

Total	$841,810,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$938,660.43

Principal:
Principal Collections	$11,442,990.52
Prepayments in Full	$6,077,791.76
Liquidation Proceeds	$108,345.20
Recoveries	$76,301.62
Sub Total	$17,705,429.10
Collections:	$18,644,089.53

Purchase Amounts:
Purchase Amounts Related to Principal	$89,262.70
Purchase Amounts Related to Interest	$165.45
Sub Total	$89,428.15

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$18,733,517.68

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	January 2022
Payment Date	2/15/2022
Transaction Month	21
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$18,733,517.68
Servicing Fee	$321,607.22	$321,607.22	$0.00	$0.00	$18,411,910.46
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$18,411,910.46
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$18,411,910.46
Interest - Class A-3 Notes	$196,070.26	$196,070.26	$0.00	$0.00	$18,215,840.20
Interest - Class A-4 Notes	$79,537.50	$79,537.50	$0.00	$0.00	$18,136,302.70
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,136,302.70
Interest - Class B Notes	$43,169.58	$43,169.58	$0.00	$0.00	$18,093,133.12
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,093,133.12
Interest - Class C Notes	$48,976.33	$48,976.33	$0.00	$0.00	$18,044,156.79
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$18,044,156.79
Regular Principal Payment	$16,283,145.18	$16,283,145.18	$0.00	$0.00	$1,761,011.61
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,761,011.61
Residual Released to Depositor	$0.00	$1,761,011.61	$0.00	$0.00	$0.00
Total		$18,733,517.68

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$16,283,145.18
Total					$16,283,145.18
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$16,283,145.18	$51.77	$196,070.26	$0.62	$16,479,215.44	$52.39
Class A-4 Notes	$0.00	$0.00	$79,537.50	$1.13	$79,537.50	$1.13
Class B Notes	$0.00	$0.00	$43,169.58	$1.71	$43,169.58	$1.71
Class C Notes	$0.00	$0.00	$48,976.33	$2.91	$48,976.33	$2.91
Total	$16,283,145.18	$19.34	$367,753.67	$0.44	$16,650,898.85	$19.78

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	January 2022
Payment Date	2/15/2022
Transaction Month	21

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$226,234,918.01	0.7193479	$209,951,772.83	0.6675732
Class A-4 Notes	$70,700,000.00	1.0000000	$70,700,000.00	1.0000000
Class B Notes	$25,270,000.00	1.0000000	$25,270,000.00	1.0000000
Class C Notes	$16,840,000.00	1.0000000	$16,840,000.00	1.0000000
Total	$339,044,918.01	0.4027571	$322,761,772.83	0.3834140

Pool Information
Weighted Average APR	2.858%	2.862%
Weighted Average Remaining Term	38.39	37.57
Number of Receivables Outstanding	19,363	18,906
Pool Balance	$385,928,665.81	$368,136,731.01
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$355,881,327.39	$339,598,182.21
Pool Factor	0.4221519	0.4026900

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,418,204.69
Yield Supplement Overcollateralization Amount	$28,538,548.80
Targeted Overcollateralization Amount	$45,374,958.18
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$45,374,958.18

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,418,204.69
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,418,204.69
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,418,204.69

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	January 2022
Payment Date	2/15/2022
Transaction Month	21

VIII. NET LOSS AND DELINQUENT RECEIVABLES
	# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)	44	$73,544.62
(Recoveries)	14	$76,301.62
Net Loss for Current Collection Period		$(2,757.00)
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)		-0.0086%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			-0.0312%
Second Prior Collection Period			-0.3021%
Prior Collection Period			0.1040%
Current Collection Period			-0.0088%
Four Month Average (Current and Prior Three Collection Periods)			-0.0595%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1118	$2,387,616.53
(Cumulative Recoveries)			$606,005.78
Cumulative Net Loss for All Collection Periods			$1,781,610.75
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1949%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,135.61
Average Net Loss for Receivables that have experienced a Realized Loss			$1,593.57

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.86%	134	$3,178,833.49
61-90 Days Delinquent	0.11%	17	$392,628.55
91-120 Days Delinquent	0.02%	2	$61,120.21
Over 120 Days Delinquent	0.05%	4	$194,416.92
Total Delinquent Receivables	1.04%	157	$3,826,999.17
Repossession Inventory:
Repossessed in the Current Collection Period		6	$136,978.86
Total Repossessed Inventory		10	$219,567.19

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period		0.0956%
Prior Collection Period		0.1343%
Current Collection Period		0.1217%
Three Month Average		0.1172%

Delinquency Trigger (61+ Delinquent Receivables)

Transaction Month	Trigger

1-12	0.70%
13-24	1.40%
25-36	2.30%
37+	3.60%

61+ Delinquent Receivables Balance to EOP Pool Balance		0.1761%
Delinquency Trigger Occurred		No

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	January 2022
Payment Date	2/15/2022
Transaction Month	21

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	35	$971,957.10
2 Months Extended	61	$1,382,013.79
3+ Months Extended	10	$241,140.40

Total Receivables Extended	106	$2,595,111.29

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2022

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer